Cash and deposits with financial institutions (Tables)	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Summary of Cash and Deposits with Financial Institutions

	As at
($ millions)	April 30 2023		January 31 2023		October 31 2022
Cash and non-interest-bearing deposits with financial institutions	$9,292		$8,301		$11,065
Interest-bearing deposits with financial institutions	54,601		73,085		54,830
Total	$63,893	(1)	$81,386	(1)	$65,895	(1)
(1)	Net of allowances of $6 (January 31, 2023 – $5; October 31, 2022 – $4).